OTHER FINANCIAL DATA - DIVIDENDS AND LOANS (Details) $ in Millions	Dec. 31, 2015 USD ($)
Restrictions On Dividends Loans And Advances [Line Items]
Undistributed Earnings of Equity Method Investments	$ 299
Utility Subsidiaries [Member]
Restrictions On Dividends Loans And Advances [Line Items]
Line Of Credit Facility, Maximum Ratio Of Indebtedness To Total Capitalization	65.00%
San Diego Gas and Electric Company [Member]
Restrictions On Dividends Loans And Advances [Line Items]
Amount Available For Dividend Distribution And Loans Without Prior Approval From Regulatory Agency	$ 600
FERC Requirement to maintain a common equity ratio at or Above	30.00%
Authorized Capital Structure, Common Equity	52.00%
Restricted Net Assets	$ 4,600
Southern California Gas Company [Member]
Restrictions On Dividends Loans And Advances [Line Items]
Amount Available For Dividend Distribution And Loans Without Prior Approval From Regulatory Agency	$ 447
Authorized Capital Structure, Common Equity	52.00%
Restricted Net Assets	$ 2,700